Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets and Goodwill, Net
Intangible Assets and Goodwill, Net

12.Intangible Assets and Goodwill, Net

As of December 31, 2018 and 2017, intangible assets and goodwill are summarized as follows:

	2018						2017
			Accumulated						Accumulated
Changes	Cost		amortization		Carrying Value		Cost		amortization		Carrying Value
Intangible assets and goodwill with indefinite useful lives
Trademarks	Ps.	479,409	Ps.	—	Ps.	479,409	Ps.	615,147	Ps.	—	Ps.	615,147
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		14,113,626		—		14,113,626		14,112,626		—		14,112,626
		29,759,102		—		29,759,102		29,893,840		—		29,893,840
Intangible assets with finite useful lives
Trademarks		1,891,306		(1,569,786)		321,520		1,891,306		(1,096,959)		794,347
Concessions		553,505		(221,402)		332,103		553,505		(110,701)		442,804
Licenses		9,065,582		(5,934,647)		3,130,935		7,470,669		(4,672,961)		2,797,708
Subscriber lists		8,785,423		(6,108,251)		2,677,172		6,203,875		(5,404,722)		799,153
Payments for renewal of concessions		5,993,891		(15,454)		5,978,437		244,692		(7,703)		236,989
Other intangible assets		4,099,750		(3,235,503)		864,247		3,696,000		(2,774,407)		921,593
		30,389,457		(17,085,043)		13,304,414		20,060,047		(14,067,453)		5,992,594
	Ps.	60,148,559	Ps.	(17,085,043)	Ps.	43,063,516	Ps.	49,953,887	Ps.	(14,067,453)	Ps.	35,886,434

Changes in intangible assets and goodwill with indefinite useful lives in 2018 and 2017, were as follows:

	2018
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	615,147	Ps.	15,166,067	Ps.	14,112,626	Ps.	29,893,840
Additions		—		—		1,000		1,000
Impairment adjustments		(135,750)		—		—		(135,750)
Effect of translation		12		—		—		12
Balance at end of period	Ps.	479,409	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,759,102

	2017
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	776,272	Ps.	15,719,572	Ps.	14,112,626	Ps.	30,608,470
Retirements		(71,157)		—		—		(71,157)
Impairment adjustments		(89,597)		—		—		(89,597)
Transfers and reclassifications		—		(553,505)		—		(553,505)
Effect of translation		(371)		—		—		(371)
Balance at end of period	Ps.	615,147	Ps.	15,166,067	Ps.	14,112,626	Ps.	29,893,840

Changes in intangible assets with finite useful lives in 2018 and 2017, were as follows:

	2018
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	553,505	Ps.	7,470,669	Ps.	6,203,875	Ps.	244,692	Ps.	3,696,000	Ps.	20,060,047
Additions		—		—		1,597,749		—		5,754,543		428,448		7,780,740
Acquisition of Axtel		—		—		—		2,581,713		—		—		2,581,713
Retirements		—		—		(2,625)		—		(5,344)		(24,563)		(32,532)
Effect of translation		—		—		(211)		(165)		—		(135)		(511)
Balance at end of period		1,891,306		553,505		9,065,582		8,785,423		5,993,891		4,099,750		30,389,457
Amortization:
Balance at beginning of period		(1,096,959)		(110,701)		(4,672,961)		(5,404,722)		(7,703)		(2,774,407)		(14,067,453)
Amortization of the year		(472,827)		(110,701)		(1,264,172)		(703,694)		(8,140)		(40,125)		(2,599,659)
Other amortization of the year (1)		—		—		—		—		—		(444,679)		(444,679)
Retirements		—		—		2,320		—		389		23,365		26,074
Effect of translation		—		—		166		165		—		343		674
Balance at end of period		(1,569,786)		(221,402)		(5,934,647)		(6,108,251)		(15,454)		(3,235,503)		(17,085,043)
	Ps.	321,520	Ps.	332,103	Ps.	3,130,935	Ps.	2,677,172	Ps.	5,978,437	Ps.	864,247	Ps.	13,304,414

	2017
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	—	Ps.	6,504,450	Ps.	6,207,195	Ps.	111,636	Ps.	3,557,864	Ps.	18,272,451
Additions		—		—		1,222,802		—		133,056		425,710		1,781,568
Retirements		—		—		(257,513)		—		—		(274,815)		(532,328)
Transfers and reclassifications		—		553,505		—		—		—		—		553,505
Effect of translation		—		—		930		(3,320)		—		(12,759)		(15,149)
Balance at end of period		1,891,306		553,505		7,470,669		6,203,875		244,692		3,696,000		20,060,047
Amortization:
Balance at beginning of period		(624,132)		—		(3,799,002)		(4,481,366)		(1,413)		(2,240,237)		(11,146,150)
Amortization of the year		(472,827)		(110,701)		(1,116,080)		(926,676)		(7,879)		(30,077)		(2,664,240)
Other amortization of the year (1)		—		—		—		—		—		(504,674)		(504,674)
Retirements		—		—		236,111		—		—		3,351		239,462
Reclassifications		—		—		4,673		—		1,589		(6,262)		—
Effect of translation		—		—		1,337		3,320		—		3,492		8,149
Balance at end of period		(1,096,959)		(110,701)		(4,672,961)		(5,404,722)		(7,703)		(2,774,407)		(14,067,453)
	Ps.	794,347	Ps.	442,804	Ps.	2,797,708	Ps.	799,153	Ps.	236,989	Ps.	921,593	Ps.	5,992,594
(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

All of the amortization charges are presented in Note 20.

The changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions for the year ended December 31, 2018 and 2017, were as follows:

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2018		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2018
Goodwill:
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable		13,793,684		1,000		—		—		—		—		13,794,684
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,112,626	Ps.	1,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses		246,544		—		—		12		(135,750)		—		110,806
	Ps.	615,147	Ps.	—	Ps.	—	Ps.	12	Ps.	(135,750)	Ps.	—	Ps.	479,409

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2017		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2017
Goodwill:
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable		13,793,684		—		—		—		—		—		13,793,684
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses		407,669		—		(71,157)		(371)		(89,597)		—		246,544
	Ps.	776,272	Ps.	—	Ps.	(71,157)	Ps.	(371)	Ps.	(89,597)	Ps.	—	Ps.	615,147

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	—
Cable		15,070,025		—		—		—		—		—		15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	15,166,067

During the second half of 2018 and 2017, the Group monitored the market associated with its Publishing business, which is classified into the Other Businesses segment, which has experienced a general slow-down in Latin America. Accordingly, the Group reduced its cash flow expectations for some of its foreign operations. As a result, the Group compared the fair value of the intangible assets in the reporting units with the related carrying value and recorded an aggregate impairment charge in connection with trademarks of Ps.135,750 and Ps.89,597, in other expense, net, in the consolidated statements of income for the years ended December 31, 2018 and 2017, respectively.

The key assumptions used for fair value calculations of goodwill and intangible assets in 2018, were as follows (see Note 14):

	Other Businesses		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	1.00%	5.90%	3.50%	3.50%
Discount rate	14.30%	14.60%	11.00%	11.50%

The key assumptions used for fair value calculations of goodwill and intangible assets in 2017, were as follows (see Note 14):

	Other Businesses		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	2.30%	3.70%	2.40%	2.40%
Discount rate	12.30%	14.80%	10.00%	12.50%

Management has identified that a reasonably possible change in the key assumptions identified above could cause the carrying amount to exceed in 2018 the recoverable amount of one of the five CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 5% increase in the discount rate (equivalent to a 50 basis point change) or a 4.5% decrease in the long term growth rate (equivalent to a 15 basis point change).

As described in Note 2 (k), beginning in the third quarter of 2015, the Company’s management estimated the remaining useful life of four years for acquired trademarks in specific locations of Mexico in connection with the migration to an internally developed trademark in the Group’s Cable segment. Amortization of trademarks with a finite useful life amounted to Ps.472,827 for each of the years ended December 31, 2018 and 2017. Final amortization of these trademarks for the year ending December 31,2019 is estimated in the amount of Ps. 321,520.

During the fourth quarter of 2017, the Company’s management reviewed the useful life of certain Group’s television concessions accounted for as intangible assets in conjunction with the payment made in 2018 for renewal of concessions expiring in 2021, which amount was determined by the IFT before the renewal date (see Note 2 (b)). Based on such review, the Group classified these concessions as intangible assets with a finite useful life and began to amortize the related net carrying amount of Ps.553,505 in a period ending in 2021. Amortization of  these concessions with a finite useful life amounted to Ps.110,701 for each of the years ended December 31, 2018 and 2017. Assuming a remaining useful life of five years, amortization of these concessions in future years is estimated in the following amounts:

	Year ended
	December 31,
2019	Ps.	110,701
2020		110,701
2021		110,701